Quarterly Report
July 31, 2022
MFS®  Municipal Limited
Maturity Fund
MTL-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.8%
Alabama - 2.6%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,307,731
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2027	1,290,000	1,358,765
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2028	1,330,000	1,450,308
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2029	1,385,000	1,517,616
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	14,600,929
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	6,380,000	6,833,457
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	231,656
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	343,589
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	541,798
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2026	450,000	498,890
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2027	500,000	565,012
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2028	700,000	802,307
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2029	1,500,000	1,743,581
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,825,047
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.048% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,352,932
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,439,390
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), 5%, 8/01/2022	385,000	385,000
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	463,567
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	922,881
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2027	1,100,000	1,242,305
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	698,044
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	462,689
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,247,268
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 5%, 3/01/2030	1,415,000	1,640,727
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 5%, 3/01/2031	1,100,000	1,287,566
Mobile County, AL, Board of School Commissioners Special Tax School Warrants , 4%, 3/01/2024	540,000	558,530
Mobile County, AL, Board of School Commissioners Special Tax School Warrants , 5%, 3/01/2026	1,325,000	1,458,149
Mobile County, AL, Board of School Commissioners Special Tax School Warrants , 5%, 3/01/2028	1,475,000	1,674,328
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,892,865
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2026	525,000	593,148
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2022	1,450,000	1,457,776
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2023	425,000	433,217
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2024	400,000	411,494
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2025	410,000	425,056
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2026	250,000	260,684
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2022	720,000	726,852
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2023	710,000	735,473
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	794,338
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	848,168
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,133,018
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,379,108
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,209,954
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2023	125,000	126,188
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	103,005
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	155,908
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2026	180,000	194,987
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	110,167
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2028	200,000	223,422
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2029	200,000	225,804
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	484,529
		$88,379,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - 0.6%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 12/01/2023	$450,000	$457,565
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	400,000	408,675
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	681,934
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2025	670,000	707,177
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2026	600,000	641,994
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2026	900,000	1,006,871
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	130,000	146,974
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,393,485
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025	2,570,000	2,808,733
North Slope Borough, AK, General Obligation Refunding, “A”, 5%, 6/30/2024	2,000,000	2,127,056
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2024	800,000	850,822
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2025	800,000	873,223
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2026	600,000	671,613
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2027	415,000	474,754
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2028	360,000	417,983
North Slope Borough, AK, General Obligation, “A”, 5%, 6/30/2023	3,000,000	3,095,123
North Slope Borough, AK, General Obligation, “B”, 5%, 6/30/2023	485,000	500,378
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	85,000	84,664
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2026	1,455,000	1,600,544
		$19,949,568
Arizona - 1.6%
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 4%, 7/01/2023	$130,000	$132,374
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2024	125,000	131,305
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	155,460
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	177,495
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	140,041
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	141,305
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	153,576
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	142,624
Arizona Industrial Development Authority Education Rev., Taxable (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.5%, 7/01/2023	200,000	194,555
Arizona Industrial Development Authority Education Rev., Taxable (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	213,192
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	500,000	522,418
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2025	400,000	428,192
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2028	1,000,000	1,133,421
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2030	300,000	347,328
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037	5,150,000	5,171,535
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	7,854,790
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	1,395,000	1,391,103
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,373,095
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,515,379
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	790,000	855,107
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,325,140
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	596,313
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,260,067
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	810,043
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	850,000	968,185
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,057,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	$945,000	$998,216
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	127,055
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	138,580
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	181,280
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	208,655
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	209,688
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	340,526
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	262,255
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 3%, 1/01/2038 (Put Date 6/01/2024)	10,560,000	10,674,564
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	410,291
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	818,022
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	599,102
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2026	900,000	966,432
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	765,000	765,691
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	1,660,000	1,619,493
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2023	150,000	152,440
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2024	400,000	411,947
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2026	250,000	261,574
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2027	600,000	632,528
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2028	150,000	158,472
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	1,969,902
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2022	210,000	210,396
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2023	215,000	216,099
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	226,485
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	276,266
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “C-2”, 1.125%, 12/01/2026	3,350,000	2,965,536
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,184,641
		$55,177,913
Arkansas - 0.5%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$7,170,834
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	202,905
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	152,722
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	188,937
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	97,238
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	232,909
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2022	250,000	250,000
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	421,119
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	727,365
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	557,983
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,098,401
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,129,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	$300,000	$303,076
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,729,644
		$15,262,318
California - 6.2%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$1,875,000	$1,949,794
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	300,000	305,258
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	366,512
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	373,133
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	400,585
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	877,192
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	937,158
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	444,516
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	889,675
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,081,045
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), “A”, 0.85%, 1/01/2050 (n)	16,000,000	15,841,018
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,822,898
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,210,159
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,089,101
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.875%, 7/01/2041 (Put Date 10/03/2022)	5,500,000	5,496,474
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 2%, 8/01/2023 (Put Date 11/01/2022) (n)	2,720,000	2,719,891
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,452,008
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,028,222
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2022	245,000	246,012
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2023	290,000	296,436
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	390,595
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	414,227
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,565,000	2,429,424
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2024	7,000,000	7,455,903
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2025	6,000,000	6,567,620
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	1,155,000	1,397,615
California Public Works Board Lease Rev., “A”, 5%, 2/01/2030	8,000,000	9,555,878
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	340,599
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	357,474
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	27,342
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	26,618
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	32,811
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023 (n)	1,245,000	1,264,557
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,965,000	3,962,964
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,373,433
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 0.638%, 4/01/2023	1,260,000	1,235,810
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.028%, 4/01/2024	1,125,000	1,077,996
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,123,806
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	451,271
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 1.85%, 6/01/2031	2,765,000	2,718,473
Hastings College of the Law, CA, AGM, 5%, 4/01/2026	305,000	336,047
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2022	1,630,000	1,634,562
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	1,630,000	1,687,442

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2022	$235,000	$235,685
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	235,000	243,616
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,250,000	1,408,739
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2029	1,410,000	1,605,842
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,479,549
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2023	245,000	251,316
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2023	3,140,000	3,213,107
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,205,000	1,266,114
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	100,441
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,136,932
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,430,792
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,231,146
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2028	3,250,000	3,644,835
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2029	5,500,000	6,210,084
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 3%, 10/01/2022	6,665,000	6,684,620
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,432,092
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 5%, 1/15/2030	750,000	832,527
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,536,692
Santa Clara County, CA, Campbell Union High School District General Obligation, “D”, 4.25%, 8/01/2043	2,625,000	2,663,767
State of California, Various Purpose General Obligation, 4%, 12/01/2024	4,000,000	4,211,971
State of California, Various Purpose General Obligation, 5%, 4/01/2025	10,000,000	10,871,724
State of California, Various Purpose General Obligation, 5%, 8/01/2026	3,490,000	3,931,956
State of California, Various Purpose General Obligation, 5%, 8/01/2027	5,750,000	6,213,695
State of California, Various Purpose General Obligation, 5%, 12/01/2031	1,830,000	2,023,653
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2024	5,000,000	5,385,360
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2029	8,500,000	10,164,249
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	4,127,682
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,805,425
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,281,924
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,153,293
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,286,738
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2024	4,000,000	4,240,323
Vernon, CA, Electric System Rev., “A”, 4%, 10/01/2022	1,000,000	1,002,844
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,078,302
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2026	1,670,000	1,815,644
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	1,630,000	1,786,333
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	2,500,000	2,758,326
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2028	2,000,000	2,216,665
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2031	1,000,000	1,133,234
		$209,786,791
Colorado - 2.4%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2022	$165,000	$166,758
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2022	100,000	101,176
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	195,000	202,964
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	125,001
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	427,314
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	144,302
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	191,490
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	137,046
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	218,155
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	148,240
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	200,000	228,020
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,092,433
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,330,000	1,333,522
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	642,289
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	35,000	35,498
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	221,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	$255,000	$278,710
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	215,000	238,744
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	448,612
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	625,000	708,223
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	720,000	820,118
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	959,875
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2023	55,000	55,013
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2024	330,000	329,407
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	387,950
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	316,672
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	486,536
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	448,396
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	415,101
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	478,286
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	910,506
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,625,809
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,198,130
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,341,165
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,760,302
Colorado Health Facilities Authority Rev. (Intermountain Healthcare, Inc.), “C”, 5%, 5/15/2062 (Put Date 8/15/2028) (w)	16,365,000	18,639,126
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,410,000	4,422,230
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 7/15/2023	100,000	101,007
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2024	400,000	416,266
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2024	300,000	311,031
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2025	325,000	341,630
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2025	400,000	424,029
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 1/15/2026	600,000	601,656
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2026	300,000	322,826
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2027	500,000	541,572
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2027	600,000	654,374
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2028	1,075,000	1,176,246
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2028	850,000	933,041
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,614,337
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	15,869,078
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,574,727
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,135,145
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2027	2,000,000	2,276,913
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,040,842
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	547,960
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2026	1,300,000	1,457,231
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,419,131
		$81,443,841
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,005,659
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,850,547
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,905,124
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	257,211
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	264,251
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	269,866
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2026	250,000	274,690
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2027	830,000	929,700
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2028	1,030,000	1,165,337
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2029	745,000	853,223
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2030	400,000	461,425
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2031	825,000	943,485
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2023	495,000	502,235
Hamden, CT, General Obligation, BAM, 3%, 8/15/2022	100,000	100,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Hamden, CT, General Obligation, BAM, 4%, 8/15/2023	$300,000	$306,780
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	424,209
Hamden, CT, General Obligation, BAM, 4%, 8/15/2026	155,000	166,825
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,123,296
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,001,805
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	3,962,961
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,357,717
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 9/01/2023	2,005,000	2,077,414
State of Connecticut, Taxable, “D”, BAM, 4%, 8/15/2030	11,250,000	11,881,264
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	1,924,082
West Haven, CT, General Obligation, BAM, 4%, 3/15/2023	250,000	253,646
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	443,085
West Haven, CT, General Obligation, BAM, 4%, 3/15/2026	200,000	214,291
West Haven, CT, General Obligation, BAM, 4%, 3/15/2027	200,000	217,241
West Haven, CT, General Obligation, BAM, 4%, 3/15/2028	215,000	235,067
West Haven, CT, General Obligation, BAM, 4%, 3/15/2029	200,000	220,691
West Haven, CT, General Obligation, BAM, 4%, 3/15/2030	125,000	137,526
		$45,730,710
Delaware - 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$220,087
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	220,000	215,804
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,752,301
		$6,188,192
District of Columbia - 0.9%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,146,723
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project) , 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,819,986
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,307,802
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026) (w)	5,350,000	5,396,412
District of Columbia, Housing Finance Agency, Multi-Family Development Program, Taxable, “B-3”, 0.9%, 10/01/2024	1,400,000	1,330,089
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	3,970,000	3,800,905
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2026	7,000,000	7,729,419
		$30,531,336
Florida - 3.6%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	$600,000	$606,152
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,096,394
Broward County, FL, Multi-Family Housing Rev. (Solaris Apartments), “B”, FNMA, 0.7%, 1/01/2025 (Put Date 7/01/2024)	4,375,000	4,220,739
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	4,881,597
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	561,326
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	656,153
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	454,955
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	614,971
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	1,010,436
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,107,420
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2023	700,000	715,312
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2024	1,000,000	1,049,698
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	426,229
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	309,598
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	973,327
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	698,243
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	564,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	$1,270,000	$1,235,655
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	793,359
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	215,000	199,567
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	525,491
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,652,857
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,433,896
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,185,339
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	987,137
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	548,167
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2027	385,000	430,628
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	153,361
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2029	485,000	556,470
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2030	765,000	883,189
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2031	745,000	866,393
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Valencia Park Apartments) “A”, 0.25%, 12/01/2023 (Put Date 12/01/2022)	9,000,000	8,924,404
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,541,643
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2028	1,795,000	2,031,582
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2029	1,350,000	1,541,943
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,585,511
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2023	2,350,000	2,410,756
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2024	2,500,000	2,632,540
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2026	2,425,000	2,691,561
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2023	2,625,000	2,713,409
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2024	4,250,000	4,488,590
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2025	1,820,000	1,962,309
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2026	5,340,000	5,860,838
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,821,908
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2028	4,060,000	4,565,631
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	5,575,745
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	421,862
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2023	2,640,000	2,733,877
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2024	2,500,000	2,657,806
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2022)	17,000,000	17,098,328
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	320,000	327,056
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,555,282
Okeechobee County, FL, Solid Waste Disposal Rev. (Waste Management, Inc./Okeechobee Landfill Project), “A”, 0.55%, 7/01/2039 (Put Date 7/01/2024)	775,000	735,506
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,810,000
Orange County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Dunwoodie Place Apartments), “A”, 0.2%, 9/01/2024	4,700,000	4,539,643
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	500,000	500,590
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	166,933
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	222,936
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	222,864
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	223,956
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	279,540
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	109,246
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	430,000	392,411
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2022	110,000	110,048
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2023	115,000	114,980
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	139,494
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	177,982
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	102,727
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	105,179
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	107,565
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	109,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	$180,000	$199,682
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	257,276
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	254,350
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	284,211
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	339,242
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2026	200,000	223,197
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2027	200,000	227,355
		$119,497,403
Georgia - 3.5%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,420,833
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2023	1,150,000	1,181,577
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2024	845,000	891,041
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2026	730,000	802,096
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	901,451
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,101,726
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2026	115,000	123,921
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2027	100,000	108,797
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2028	100,000	109,334
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2029	130,000	142,253
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 1.55%, 8/01/2043 (Put Date 8/19/2022)	3,000,000	2,998,589
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,396,787
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,767,050
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	1,923,266
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	1,964,458
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,451,484
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,875,349
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	1,965,716
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.55%, 12/01/2049 (Put Date 8/19/2022)	4,000,000	3,998,118
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	5,007,987
Carroll County, GA, School District General Obligation, 5%, 4/01/2024	675,000	712,310
Carroll County, GA, School District General Obligation, 5%, 4/01/2025	700,000	759,683
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2023	520,000	530,468
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	535,000	560,509
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	855,880
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2026	1,715,000	1,867,416
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	554,652
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	500,000	560,824
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2029	580,000	654,006
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2030	440,000	500,184
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	619,399
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	653,325
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2028	1,530,000	1,733,342
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048	8,815,000	9,017,818
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 1.898% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,923,073
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	3,757,761
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029) (w)	8,845,000	9,474,610
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	16,910,000	17,284,737
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 1.978% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,329,494
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	939,413
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2028	1,285,000	1,442,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029	$1,110,000	$1,256,695
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2030	1,170,000	1,334,718
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,794,868
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,385,618
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Dallas Manor Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,000,000	1,948,596
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Spring Grove Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,250,000	2,192,171
		$117,775,781
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$433,401
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 5%, 10/01/2023	905,000	936,968
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	587,660
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	781,166
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,732,325
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	560,304
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	410,073
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	511,571
		$5,953,468
Hawaii - 0.2%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$2,320,212
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	250,000	264,493
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	379,776
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	282,506
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,143,183
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	577,752
		$4,967,922
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,174,273
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,316,512
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	1,840,000	1,795,966
		$6,286,751
Illinois - 9.5%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,578,732
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,628,028
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	5,428,455
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,263,622
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,151,633
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	3,875,000	3,969,092
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	5,735,000	5,874,256
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	785,000	778,481
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,609,207
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	1,855,000	1,839,594
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	8,170,000	7,880,946
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,694,614
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,772,744
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,697,843
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,284,571
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,047,608
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,510,181
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,229,174
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	11,082,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	$6,640,000	$5,963,479
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,775,942
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 5%, 12/01/2027	460,000	528,692
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2022	1,300,000	1,313,981
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2023	2,500,000	2,608,850
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2024	3,240,000	3,478,135
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2025	2,750,000	3,028,730
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2026	1,300,000	1,465,282
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2027	500,000	574,665
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,146,523
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,434,692
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	7,075,000	6,734,616
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,120,545
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,094,561
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	829,962
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,322,136
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	582,395
Chicago, IL, Park District General Obligation, “E”, 4%, 1/01/2023	555,000	559,676
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2023	700,000	718,256
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2024	1,200,000	1,265,479
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	115,000	126,859
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2023	270,000	277,041
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2024	285,000	300,551
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	161,958
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	2,868,112
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,246,895
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,642,805
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,548,254
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2022	4,000,000	4,039,878
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2023	1,250,000	1,303,036
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2024	1,500,000	1,599,927
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2025	1,000,000	1,091,762
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2027	2,000,000	2,265,859
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,089,238
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2029	675,000	785,451
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	584,325
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,072,560
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,188,226
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,236,721
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,309,395
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	224,721
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	478,128
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2026	550,000	593,950
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2031	925,000	1,011,308
East Moline, IL, General Obligation, Taxable, BAM, 0.926%, 1/15/2023	250,000	246,955
East Moline, IL, General Obligation, Taxable, BAM, 1.21%, 1/15/2024	325,000	313,482
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2022	380,000	380,949
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2023	260,000	263,772
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	270,000	275,588
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2025	275,000	282,722
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2025	750,000	800,441

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2026	$600,000	$650,754
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2027	325,000	355,128
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2028	250,000	274,058
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,435,752
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	2,330,000	2,440,761
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2023 (w)	730,000	738,433
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2024 (w)	345,000	354,415
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2025 (w)	460,000	478,622
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026 (w)	485,000	509,518
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028 (w)	530,000	563,367
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030 (w)	590,000	627,343
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	405,645
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	365,931
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	886,217
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	190,000	191,370
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, ETM, 4%, 5/15/2023	25,000	25,452
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	1,000,000	1,034,393
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,193,246
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	4,907,924
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	3,970,337
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	800,927
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	815,352
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2023	1,400,000	1,455,398
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2025	2,995,000	3,290,637
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,280,000	1,232,291
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	283,802
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	224,288
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	291,546
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	289,838
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	271,167
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,424,078
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	810,262
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	242,483
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,430,949
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	263,420
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,396,462
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	949,594
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	750,000	848,107
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	685,532
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	402,716
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	527,961
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	547,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	$500,000	$551,665
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	555,091
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	562,222
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	551,772
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	466,950
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	546,739
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	950,000	933,632
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,564,570
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	340,000	397,299
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2025	3,250,000	3,467,297
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	3,300,000	3,593,981
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	2,500,000	2,771,816
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	7,500,000	8,402,435
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	7,500,000	8,486,472
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,738,340
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	1,017,566
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	372,613
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2026	665,000	745,430
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	767,144
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2026	410,000	459,588
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2023	200,000	201,985
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	571,880
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2027	300,000	325,126
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2028	300,000	323,401
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2031	1,800,000	1,904,906
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	101,272
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	493,927
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	510,391
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,584,079
Newport Township, IL, Fire Protection District, Taxable, BAM, 4%, 1/01/2025	80,000	83,151
Newport Township, IL, Fire Protection District, Taxable, BAM, 4%, 1/01/2027	165,000	175,000
Newport Township, IL, Fire Protection District, Taxable, BAM, 4%, 1/01/2028	170,000	181,126
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	108,249
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2023	120,000	122,577
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	551,799
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	454,458
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	752,081
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	581,652
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	718,570
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,147,107
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,505,175
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	351,238
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	275,112
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	745,184
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,081,173
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	1,270,000	1,390,145
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	1,200,000	1,366,716
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	5,021,908
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	502,157
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	1,000,000	1,018,796
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	809,916
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2023	650,000	658,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	$1,200,000	$1,249,436
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,807,385
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,066,851
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,258,589
State of Illinois, “A”, 5%, 10/01/2028	2,200,000	2,435,405
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,586,161
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	910,000	943,177
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	380,000	393,632
State of Illinois, General Obligation, NPFG, 6%, 11/01/2026	3,630,000	3,961,856
State of Illinois, General Obligation, “A”, 5%, 3/01/2023	2,750,000	2,800,215
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,910,377
State of Illinois, General Obligation, “B”, 5%, 3/01/2023	3,500,000	3,565,755
State of Illinois, General Obligation, “C”, 4%, 3/01/2023	7,000,000	7,087,740
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	365,000	375,989
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	220,000	233,437
State of Illinois, General Obligation,“C”, 5%, 6/15/2023	2,000,000	2,047,330
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	246,218
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	407,679
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	998,270
		$319,318,348
Indiana - 2.1%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,060,693
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2023	200,000	204,410
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2024	360,000	371,717
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	666,701
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2025	655,000	688,042
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	603,816
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2026	890,000	948,937
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2026	855,000	918,111
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,079,363
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	106,021
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.67%, 11/15/2022	300,000	297,962
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.72%, 11/15/2023	300,000	290,312
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	332,276
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	479,656
Indiana Finance Authority, Educational Facilities Rev. (Butler University Project), 4%, 2/01/2026	425,000	446,836
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2022	200,000	200,946
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2023	200,000	206,267
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	293,436
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,469,652
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	822,459
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	869,995
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,283,259
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,100,133
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,673,775
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2023	1,000,000	1,012,942
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,055,001
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2023	1,400,000	1,439,336
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2024	1,800,000	1,896,884
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2025	3,415,000	3,677,476
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,267,570
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,170,224
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,512,870
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,735,469
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2023	225,000	227,477
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2023	335,000	342,386
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2024	680,000	701,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	$690,000	$718,517
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	372,752
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	380,953
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2026	365,000	389,301
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2026	375,000	403,116
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2027	390,000	426,334
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2028	395,000	430,799
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2028	405,000	442,985
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2029	350,000	384,414
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2029	425,000	468,071
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2030	430,000	472,141
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2030	435,000	479,866
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,628,691
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,648,074
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,344,546
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,702,099
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,135,419
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,144,310
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,636,026
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,045,000	2,016,998
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	400,000	411,664
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Projects), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,272,336
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047	7,500,000	7,900,240
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	7,141,856
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,045,691
		$70,851,244
Iowa - 0.3%
Iowa Finance Authority, Solid Waster Facility Rev. (Gevo NW Iowa RNG, LLC Project), 1.5%, 1/01/2042 (Put Date 4/01/2024)	$5,500,000	$5,494,719
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,389,327
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,064,747
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,549,673
		$9,498,466
Kansas - 0.8%
Burlington, KS, Environmental Improvement Rev. (Kansas City Power & Light Co. Project), “B”, 2.95%, 12/01/2023	$10,000,000	$10,054,980
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	1,300,000	1,327,276
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	460,000	502,969
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	489,295
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	351,378
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	377,042
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	85,154
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	320,211
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	329,555
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	297,371
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “B-2”, 2.375%, 6/01/2027	430,000	402,636
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,807,528
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,906,432
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	1,997,362
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,091,790
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,197,408
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,299,770
		$26,838,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 2.5%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,620,077
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	1,845,000	2,055,395
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,319,506
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,157,344
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2023	350,000	359,546
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	236,652
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	290,425
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	246,162
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,895,000	2,903,444
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,871,558
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,180,835
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,889,144
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	359,451
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	735,090
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,446,454
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,170,923
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,297,603
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,263,992
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	775,546
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2024	500,000	526,450
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2025	750,000	806,788
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2026	950,000	1,042,093
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2027	1,000,000	1,115,964
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2029	1,250,000	1,416,843
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	174,686
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2027	285,000	324,381
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2029	150,000	175,547
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2031	360,000	431,129
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	95,000	101,252
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2028	180,000	207,741
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,181,536
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,093,567
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	835,355
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	7,130,000	7,238,325
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049	11,785,000	12,013,353
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	15,000,000	15,414,408
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,055,932
		$85,334,497
Louisiana - 1.5%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2023	$300,000	$305,307
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2024	325,000	341,447
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2025	475,000	512,697
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2026	100,000	110,771
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2029	1,650,000	1,929,780
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2030	800,000	947,688
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2031	1,000,000	1,176,067
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.426%, 10/01/2022	200,000	199,299
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.576%, 10/01/2023	250,000	241,059
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	468,272
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	686,099

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	$330,000	$295,753
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	404,565
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,117,974
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027	2,705,000	2,685,723
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,184,322
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,677,957
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	321,091
Louisiana Public Facilities Authority Rev. (Ochsner Clinic Foundation Project), “B”, 5%, 5/15/2050 (Put Date 5/15/2025)	4,600,000	4,920,212
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2025	915,000	990,522
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2028	1,000,000	1,121,648
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2029	750,000	850,561
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	3,225,000	3,264,621
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,650,000	3,692,947
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,209,353
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,248,048
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2030	1,935,000	2,282,366
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	4,060,000	4,824,337
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,519,965
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	369,163
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	798,460
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,025,500
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,890,000	2,054,820
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	752,388
		$50,530,782
Maine - 0.2%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2022	$135,000	$136,497
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2023	175,000	182,077
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	310,000	329,999
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	358,539
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	398,187
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2026	400,000	437,622
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2027	600,000	668,536
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2028	1,000,000	1,124,391
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2029	750,000	847,832
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2030	800,000	909,477
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,073,128
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,101,726
		$7,568,011
Maryland - 0.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$856,858
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,011,810
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	475,000	473,999
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	350,120
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	685,000	692,886
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	178,032
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	278,289
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	224,607
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,397,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	$1,600,000	$1,686,517
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	695,494
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2023	800,000	808,320
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2024	540,000	557,817
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	500,100
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	529,666
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	465,307
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	329,103
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	320,066
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	316,282
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,720,017
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B-2”, 5%, 7/01/2045 (Put Date 7/01/2027)	2,445,000	2,706,511
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	7,492,360
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,005,817
		$26,597,510
Massachusetts - 1.8%
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	$4,500,000	$4,410,189
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	515,975
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	662,691
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	579,868
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,269,371
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	2,684,223
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,685,078
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2023	215,000	216,242
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	226,852
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	231,947
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	145,675
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	254,993
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	328,102
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,417,201
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	160,000	164,861
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,602,529
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,900,960
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,208,970
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,050,823
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,234,303
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,642,256
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,112,271
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	877,933
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	959,411
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2022	275,000	276,462
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	336,137
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	385,967
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	377,922
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	385,010
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	558,797
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,452,728
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,307,509
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,248,735
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	256,703
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	630,956
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	912,063
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,093,272
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,664,015
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	150,000	141,187
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,663,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	$2,670,000	$2,679,756
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	625,000	622,161
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	4,270,000	4,180,374
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2022	7,935,000	7,945,542
Massachusetts School Building Authority, Sales Tax Rev., “A”, ETM, 5%, 8/15/2022	470,000	470,614
		$61,971,700
Michigan - 2.9%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,285,822
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,058,360
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,053,521
Detroit, MI, General Obligation, Taxable, “B”, 2.017%, 4/01/2023	350,000	345,412
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,054,604
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,097,465
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	695,705
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2027	1,095,000	1,141,949
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2028	1,125,000	1,173,243
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2023	425,000	437,376
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2024	650,000	686,674
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2025	950,000	1,028,574
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2026	225,000	246,831
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2027	350,000	391,950
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2028	250,000	284,411
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2029	555,000	638,915
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2030	440,000	512,155
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2022	610,000	614,261
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	573,408
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2026	790,000	841,061
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2029	815,000	875,885
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2031	810,000	870,680
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.33%, 5/01/2023	835,000	816,970
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.55%, 5/01/2024	2,340,000	2,232,238
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	934,053
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	545,816
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	688,402
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,348,663
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,697,297
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	10,722,502
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “B”, 5%, 12/01/2043 (Put Date 12/01/2028)	11,440,000	13,024,808
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,082,414
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	2,950,250
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,235,535
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,660,115	1,550,052
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	2,640,000	2,520,529
Michigan Housing Development Authority, Single Family Mortgage Rev., “C”, 2.05%, 12/01/2022	1,000,000	999,932
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,151,855
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,152,620
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,230,183
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,238,764
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031 (Prerefunded 3/01/2024)	5,160,000	5,428,717
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,114,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	$1,125,000	$1,264,940
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,130,443
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	568,423
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2027	810,000	914,577
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2028	1,170,000	1,342,276
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2029	1,235,000	1,433,156
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2030	735,000	863,864
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	267,663
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	384,165
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,925,561
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,103,011
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,930,204
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	417,470
		$98,119,842
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2023	$415,000	$414,511
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	400,000	395,262
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	230,480
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	629,307
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	649,591
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	671,516
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	740,054
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	771,678
Duluth, MN, Independent School District No. 709, “A”, COP, STAPRP, 5%, 2/01/2025	135,000	145,096
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	430,000	473,550
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	142,507
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	537,392
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	267,631
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	219,267
Minnesota Housing Finance Agency, Rental Housing, “B”, HUD Section 8, 0.3%, 2/01/2023	3,500,000	3,477,946
Minnesota Housing Finance Agency, Rental Housing, “C”, HUD Section 8, 0.3%, 2/01/2024	3,170,000	3,091,039
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.45%, 7/01/2023	230,000	226,947
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.6%, 1/01/2024	395,000	387,131
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	380,000	369,719
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	518,277
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	652,817
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	922,714
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	774,206
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	786,014
		$17,494,652
Mississippi - 1.5%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	$185,000	$189,468
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	2,902,115
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	3,913,410
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	2,113,930
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	407,728
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	378,948
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	402,504
Jackson, MS, General Obligation Refunding, 5%, 3/01/2023	320,000	326,136
Jackson, MS, General Obligation Refunding, 5%, 3/01/2024	500,000	524,754
Jackson, MS, General Obligation Refunding, 5%, 3/01/2025	1,000,000	1,081,508
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	915,439
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), 5%, 9/01/2026	225,000	249,427

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	$1,745,000	$1,958,387
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2022	285,000	285,821
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	786,303
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	1,200,000	1,374,869
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,019,469
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	798,289
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,606,832
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,443,128
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	573,124
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	894,487
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,099,369
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	453,262
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	5,568,054
State of Mississippi, “B”, 5%, 12/01/2025	415,000	458,338
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,023,991
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,338,366
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,887,723
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026 (Prerefunded 1/01/2025)	525,000	565,896
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2024	400,000	418,551
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2025	585,000	629,128
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 0.569%, 1/01/2024	450,000	433,631
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	430,087
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	448,545
		$50,901,017
Missouri - 1.3%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$65,000	$64,364
Kansas City, MO, General Obligation Refunding & Improvement, “A”, 5%, 2/01/2024	5,500,000	5,769,121
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	4,501,447
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,243,315
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,391,565
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2023	200,000	203,507
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2024	300,000	312,746
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	425,000	445,784
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	159,151
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2022	320,000	321,970
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2023	315,000	323,996
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 5%, 11/01/2026	300,000	333,214
Missouri Development Finance, Solid Waste Disposal Rev. (Procter & Gamble Paper Products Co. Project), 5.2%, 3/15/2029	300,000	346,999
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 3%, 8/01/2022	130,000	130,000
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	157,170
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	208,639
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	426,225
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	302,073
Missouri Health & Educational Facilities Authority Rev. (BJC Health System), “A”, 4%, 5/01/2051 (Put Date 5/01/2026)	10,000,000	10,579,623
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	225,166
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,808,101
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,894,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	$400,000	$394,426
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	144,924
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2023	50,000	50,728
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2024	150,000	154,812
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	293,795
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	318,577
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	375,391
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	215,577
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,680,274
		$43,776,889
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050	$8,500,000	$8,765,521
Nebraska Public Power District Rev., “A”, 5%, 1/01/2023	1,400,000	1,420,110
Nebraska Public Power District Rev., “A”, 5%, 1/01/2025	525,000	563,699
Nebraska Public Power District Rev., “B”, 5%, 1/01/2023	450,000	456,464
		$11,205,794
Nevada - 0.6%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2023	$2,400,000	$2,465,458
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2024	2,000,000	2,104,341
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2029	2,120,000	2,477,362
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2030	1,750,000	2,065,204
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2032	900,000	1,049,784
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2024	3,500,000	3,699,508
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2025	4,750,000	5,140,062
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	205,000	200,049
		$19,201,768
New Hampshire - 0.4%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$4,510,333
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024	265,000	267,512
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	293,897
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	269,359
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	590,363
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	304,074
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	282,395
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	296,123
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	5,000,000	5,039,185
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	2,490,000	2,659,405
		$14,512,646
New Jersey - 5.9%
Atlantic City, NJ, Board of Education, 4%, 4/01/2023	$150,000	$152,386
Atlantic City, NJ, Board of Education, 4%, 4/01/2024	160,000	165,826
Atlantic City, NJ, Board of Education, 4%, 4/01/2025	175,000	184,530
Atlantic City, NJ, Board of Education, 4%, 4/01/2026	100,000	107,036
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	158,347
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2027	175,000	196,280
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2028	145,000	164,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2029	$100,000	$114,935
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2030	125,000	145,254
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2031	160,000	187,713
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	345,000	361,417
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	224,758
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2023	200,000	202,211
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2024	300,000	309,764
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	320,686
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 0.6%, 3/01/2024	2,155,000	2,084,705
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,297,150
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	989,372
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	865,260
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	669,331
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,058,099
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,084,320
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,110,513
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	640,863
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,727,340
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,188,423
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,661,540
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,296,500
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2023	220,000	226,012
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	315,606
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	536,441
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2026	565,000	618,230
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2027	410,000	454,154
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2028	400,000	447,010
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,492,664
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	495,000	488,681
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	9,527,076
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	7,671,073
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,187,220
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	9,000,000	8,924,151
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,072,617
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, NPFG, 5.25%, 7/01/2025	5,000,000	5,386,992
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2025	510,000	551,880
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2026	1,000,000	1,102,702
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2027	1,000,000	1,122,587
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2028	1,000,000	1,137,271
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2029	650,000	748,851
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,665,764
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,258,028
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,522,532
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,217,508
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2023	215,000	223,347
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	350,204
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	449,918
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	368,361
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	6,400,000	6,277,821

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2023	$300,000	$311,648
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,493,877
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	610,204
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,817,024
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	920,950
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,529,048
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,571,792
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,728,310
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,122,996
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverside Village Family Apartments (Phase I) Project), “F”, HUD Section 8, 1.35%, 12/01/2022	5,300,000	5,295,344
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,793,422
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	30,000	30,085
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,224,595
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2025	5,500,000	5,900,853
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2026	9,000,000	9,847,904
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2027	8,000,000	8,861,546
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2028	10,000,000	11,175,250
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,217,134
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	470,000	515,947
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NPFG, 5.75%, 6/15/2023	1,010,000	1,044,190
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	161,831
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	508,535
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,234,387
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,521,569
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,357,260
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,268,571
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,789,184
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,191,187
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2030	600,000	706,882
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2031	375,000	445,658
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2023	250,000	257,986
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	444,214
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2025	250,000	271,749
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2026	275,000	305,468
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	776,493
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	761,650
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	475,000	528,287
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,539,691
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,021,821
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,922,265
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	2,017,881
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	13,000,000	13,249,775
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	600,000	676,580
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2029	955,000	1,104,931
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,021,569
		$197,111,366
New Mexico - 0.8%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2024	$1,550,000	$1,647,399
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2025	625,000	681,886
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	1,000,000	1,052,433
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	6,911,456
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2022	225,000	225,985
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2023	310,000	321,999
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	127,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2025	$325,000	$355,841
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	181,308
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	157,577
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	330,718
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	255,742
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	523,442
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	347,116
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	403,217
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	2,000,000	2,230,930
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	4,000,000	4,508,116
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,993,480
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	615,044
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	1,006,356
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,128,282
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,090,418
		$26,096,718
New York - 8.0%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson's Ferry Project), “B”, 1.625%, 11/01/2025	$5,495,000	$5,192,563
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	525,523
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	538,288
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2026	500,000	549,968
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2027	950,000	1,065,850
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2028	1,225,000	1,396,126
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2029	2,100,000	2,417,409
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2030	900,000	1,046,523
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2023	100,000	101,051
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	120,000	122,261
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	300,000	302,607
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	20,000,000	20,056,968
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2022	400,000	404,168
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	519,614
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	630,863
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	771,380
Nassau County, NY, Interim Finance Authority Sales Tax, Taxable, “B”, 1.278%, 11/15/2028	6,000,000	5,260,880
Nassau County, NY, Local Economic Assistance Corp., Multi-Family Housing Rev. (Park Lake Hempstead LP Project), 0.3%, 11/01/2024 (Put Date 11/01/2023)	10,000,000	9,646,383
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2024	250,000	262,347
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2024	275,000	292,128
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2025	225,000	242,226
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2025	200,000	218,063
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2026	250,000	275,944
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2026	300,000	335,034
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2027	500,000	571,035
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2028	425,000	482,636
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2029	635,000	685,802
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2029	550,000	592,794
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2030	550,000	583,792
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2031	625,000	650,322
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2031	550,000	571,255
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,347,858
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	2,400,000	2,592,325
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2023	600,000	619,027
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2024	750,000	789,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2025	$750,000	$806,297
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2026	500,000	546,636
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	11,365,162
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	300,000	287,787
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 5%, 10/01/2023	1,880,000	1,943,317
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	6,500,000	6,602,565
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2024	1,920,000	2,008,324
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2024	1,955,000	2,066,877
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,124,739
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,190,016
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,246,251
New York Mortgage Agency Rev., “243”, 5%, 10/01/2026	1,810,000	1,985,036
New York Mortgage Agency Rev., “4th-9th”, 3.25%, 10/01/2028	3,750,000	3,754,012
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	19,050,000	18,767,412
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	11,030,000	11,400,808
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,188,931
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	805,000	767,699
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	9,340,120
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2022	250,000	252,162
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,392,852
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,313,429
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,173,608
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2022	1,805,000	1,822,902
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	1,900,000	1,971,219
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2024	1,000,000	1,061,693
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2025	1,600,000	1,728,217
New York, NY, “I”, 5%, 8/01/2022	7,500,000	7,500,000
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	5,816,957
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	484,483
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,400,081
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,164,120
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,229,217
New York, NY, General Obligation, “F-1”, 5%, 3/01/2023	1,750,000	1,786,126
New York, NY, Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,200,000	1,124,064
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2024	750,000	781,133
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2028	1,000,000	1,117,405
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2029	1,250,000	1,427,613
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2030	1,500,000	1,699,646
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2031	2,000,000	2,183,878
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2032	680,000	735,506
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	1,320,000	1,558,143
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,685,700
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,476,621
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,034,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	$175,000	$180,824
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2023	600,000	619,781
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2024	1,250,000	1,326,332
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2025	750,000	799,074
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2026	800,000	865,624
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2027	675,000	736,562
Oyster Bay, NY, Water District, 3%, 3/09/2023	10,000,000	10,058,236
Phelps-Clifton Springs, NY, Central School District General Obligation Anticipation Notes, 3%, 7/27/2023	6,075,000	6,095,079
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,967,459
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,600,119
Port Authority of NY & NJ (226th Series), 5%, 10/15/2026	2,000,000	2,210,085
Port Authority of NY & NJ (226th Series), 5%, 10/15/2027	3,650,000	4,096,196
Port Authority of NY & NJ (226th Series), 5%, 10/15/2028	3,500,000	3,963,195
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,149,541
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	486,002
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	250,659
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1%, 9/01/2022	215,000	214,568
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.25%, 9/01/2023	145,000	140,637
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	94,584
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	102,229
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	128,553
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	122,754
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	7,641,437
Suffolk County, NY, “A”, 5%, 6/15/2028	1,800,000	2,058,708
Suffolk County, NY, “A”, 5%, 6/15/2030	850,000	993,166
Suffolk County, NY, “A”, BAM, 5%, 4/01/2027	2,360,000	2,655,598
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 0.67%, 6/01/2023	1,500,000	1,469,556
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	480,658
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2023	700,000	718,126
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	733,828
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	800,611
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	271,760
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,066,035
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,160,346
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,642,057
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2028)	10,000,000	9,721,686
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2024	300,000	315,976
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2025	500,000	537,844
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2026	600,000	659,544
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2027	650,000	728,312
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2028	500,000	568,113
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2029	735,000	845,119
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2025	750,000	809,161
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2026	785,000	867,813
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2027	525,000	592,435
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2028	865,000	990,669
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2029	910,000	1,054,150
		$268,564,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.8%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$953,819
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	1,095,000	1,072,951
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	832,739
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	811,819
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	1,015,595
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2030	100,000	113,459
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,571,181
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,795,244
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,351,607
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	325,000	333,094
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	733,415
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	267,791
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,385,330
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,470,818
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2028	1,845,000	2,109,173
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2030	500,000	577,611
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,741,887
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2023	375,000	377,505
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2024	395,000	400,858
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	427,916
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	449,226
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	469,217
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	371,920
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	729,746
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	748,282
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	767,138
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 3%, 3/01/2023	150,000	149,298
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2024	220,000	219,927
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	263,581
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	250,137
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	295,811
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	188,508
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	617,071
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	15,635,000	16,314,738
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,649,710
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,500,990
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	693,447
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,095,113
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Mahhews Garden Gilmore), HUD Section 8, 0.3%, 10/01/2023 (Put Date 10/01/2022)	6,000,000	5,975,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	$1,035,000	$1,116,156
		$59,209,151
North Dakota - 0.3%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$2,294,463
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,209,777
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,399,237
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,357,650
		$9,261,127
Ohio - 2.9%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$580,506
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	268,797
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,077,891
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,091,187
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,246,703
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,338,155
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,168,857
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,355,375
Lorain, OH, General Obligation, BAM, 3%, 12/01/2023	550,000	559,173
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	867,049
Mayfield Hights, OH, MACC Improvement General Obligation Bond Anticipation Notes, 3%, 7/20/2023	13,500,000	13,547,569
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2026	500,000	547,888
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2027	580,000	644,306
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028	1,455,000	1,628,764
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2029	1,560,000	1,764,957
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030	1,000,000	1,137,597
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031	1,000,000	1,145,821
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032	900,000	1,015,188
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033	800,000	897,525
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034	1,000,000	1,113,250
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2023	225,000	231,670
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	216,318
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2025	500,000	538,785
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2026	500,000	547,888
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2027	525,000	585,814
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2028	400,000	450,119
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2029	450,000	509,122
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2022	100,000	100,420
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2023	100,000	101,100
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	105,376
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	217,945
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	133,000
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	150,811
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,984,143
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,420,000	3,518,296
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	2,075,000	2,030,014
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	108,486
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	875,000	926,947
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	639,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	$5,000,000	$4,896,983
Ohio Housing Finance Agency Residential Mortgage Rev. (Seton Square North), “A”, HUD Section 8, 0.4%, 4/01/2024 (Put Date 4/01/2023)	4,725,000	4,662,211
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	153,401
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	464,803
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	412,145
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	924,408
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	529,588
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	319,664
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,356,577
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	785,873
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022	11,000,000	11,032,666
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2023	225,000	231,842
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2024	200,000	212,490
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2025	1,100,000	1,201,961
State of Ohio, Higher Education General Obligation, “A”, 5%, 5/01/2025	300,000	326,728
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	6,929,636
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2022	800,000	803,944
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2023	700,000	712,046
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	410,211
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2025	310,000	320,136
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2026	630,000	680,230
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	350,000	381,524
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	682,470
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2025	580,000	618,986
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2026	850,000	921,718
		$97,064,935
Oklahoma - 0.2%
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.384%, 3/01/2023	$1,800,000	$1,771,469
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.648%, 3/01/2024	1,070,000	1,028,460
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	838,678
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	528,972
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2023	200,000	202,134
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	436,560
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	458,849
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	316,460
		$5,581,582
Oregon - 0.9%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$511,264
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	432,238
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2027	720,000	809,945
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2029	1,000,000	1,151,698
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2030	600,000	697,140
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	455,000	403,348
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,170,000	1,057,449
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	560,000	524,179
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	211,358
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	242,237
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	164,568
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	138,169
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	166,884

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	$300,000	$335,831
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	338,250
Oregon Housing & Community Services Department, Housing Development Rev. (Westwind Apartments Project), “H”, HUD Section 8, 0.25%, 3/01/2024 (Put Date 3/01/2023)	3,500,000	3,456,574
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	2,375,000	2,388,169
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,578,256
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,077,702
Port of Portland, OR, International Airport Rev., “28”, 5%, 7/01/2030	10,945,000	12,558,851
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2024	125,000	130,753
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	463,884
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	440,587
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	331,934
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project) , 5%, 7/01/2025	125,000	133,001
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	200,000	183,455
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	370,000	349,092
		$30,276,816
Pennsylvania - 8.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$3,008,551
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2024	300,000	312,049
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2025	150,000	158,981
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2026	850,000	945,265
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2027	300,000	340,204
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2028	400,000	460,105
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2027	500,000	567,007
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2029	225,000	262,631
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,572,860
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	4,904,088
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024	150,000	156,343
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	528,903
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	526,206
Altoona, PA, Area School District, Taxable, AGM, 0.38%, 12/01/2022	605,000	599,968
Altoona, PA, Area School District, Taxable, AGM, 0.49%, 12/01/2023	1,000,000	963,445
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,040,208
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	831,511
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	572,488
Athens, PA, School District Rev., BAM, 4%, 4/15/2026	1,465,000	1,569,530
Athens, PA, School District Rev., BAM, 4%, 4/15/2027	1,070,000	1,164,725
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,425,639
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2026	1,380,000	1,519,991
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2027	1,460,000	1,633,179
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	673,900
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2027	500,000	545,900
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2028	535,000	585,446
Beaver County, PA, Rochester Area School District, BAM, 2%, 5/01/2023	500,000	501,125
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	195,474
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	509,958
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	494,228
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	392,273
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	1,887,154
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	191,570
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	427,755
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	775,197
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,449,995
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	430,215
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	551,582
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	958,279

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	$1,100,000	$1,028,557
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	5,545,000	5,064,779
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	635,342
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,053,118
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,239,691
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,769,238
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	735,701
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2024	3,635,000	3,817,490
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	8,395,000	9,065,112
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,199,821
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	273,726
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	360,541
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	380,000	377,893
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	400,000	393,570
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	415,000	403,881
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	430,000	412,525
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	9,900,085
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	6,804,721
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2023	1,150,000	1,182,118
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2024	700,000	740,146
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2025	675,000	732,695
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2026	185,000	205,012
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,327,670
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	554,441
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2025	535,000	569,133
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2026	580,000	626,685
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2027	940,000	1,026,293
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2028	1,010,000	1,105,234
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2029	1,040,000	1,143,780
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2030	500,000	543,910
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	375,000	378,450
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	100,000	101,474
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	255,000	258,759
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	50,000	49,785
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,025,224
Delaware County, PA, Chichester School District General Obligation, AGM, 4%, 9/15/2029	900,000	986,607
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,278,877
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2024	1,125,000	1,167,497
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2025	880,000	929,439
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2026	935,000	1,003,287
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2027	950,000	1,032,701
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2028	650,000	709,475
East Allegheny, PA, School District General Obligation, BAM, 3%, 6/01/2029	800,000	820,209
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,206,094
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	994,598
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	608,532
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	241,353
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	511,630
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	214,995
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	288,574
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,080,486
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,395,358
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	3,009,108
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	494,391
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	715,610
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2028	1,000,000	1,161,942
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2023	325,000	328,528
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024	320,000	329,648
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	350,000	367,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2026	$945,000	$1,008,615
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2028	1,100,000	1,202,188
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2030	675,000	689,113
Fayette County, PA, Laurel Highlands School District, Unlimited Tax General Obligation, “A”, BAM, 4%, 2/01/2026	350,000	372,703
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	322,257
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	375,000	387,624
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	741,144
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	283,333
Lancaster County, PA, Pequea Valley School District, 2%, 5/15/2023	175,000	175,609
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	229,386
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	121,656
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	105,599
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	144,152
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2026	75,000	80,509
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2022	695,000	698,892
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	492,725
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	681,061
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2026	820,000	905,103
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2027	1,000,000	1,124,808
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2028	705,000	804,805
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2030	450,000	480,617
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	532,405
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	787,257
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,057,904
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	556,684
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	512,604
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	592,326
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	621,666
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	643,941
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2028	1,315,000	1,349,240
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	440,319
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	538,174
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	455,807
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	469,530
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	489,235
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	458,609
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2023	1,000,000	1,007,674
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	516,602
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	846,421
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2027	500,000	542,676
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2028	500,000	546,511
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2029	500,000	511,727
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2030	500,000	509,266
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,335,537
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,027,075
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	417,336
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	438,424
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	414,282
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,058,465
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,095,209
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,725,678
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,104,380
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	515,000	484,643
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,154,936
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	911,143
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	1,000,000	1,055,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	$500,000	$540,027
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2026	600,000	662,333
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2024	1,115,000	1,163,920
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2028	1,600,000	1,807,202
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,145,000	1,162,263
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,143,962
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,536,292
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,667,321
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	4,940,420
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	875,825
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	114,294
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 2.35%, 4/01/2049 (Put Date 1/17/2023)	5,780,000	5,780,982
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,145,000	1,084,855
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,221,303
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	516,498
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,967,843
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	383,559
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	604,826
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	256,314
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,979,767
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2023	540,000	553,797
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	358,026
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	376,970
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2026	550,000	605,429
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2028	825,000	938,844
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2029	1,500,000	1,729,571
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2030	2,250,000	2,625,506
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	484,004
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	788,742
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	1,595,000	1,597,130
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,122,289
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	2,970,000	3,060,714
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	818,703
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	826,457
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2028	950,000	1,085,418
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2029	100,000	114,192
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2029	450,000	516,814
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2022	660,000	663,674
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2023	515,000	525,885
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2023	1,025,000	1,060,725
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2024	485,000	508,125
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	853,173
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	615,935
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,180,425
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,208,076
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,484,456
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,542,213
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	2,120,000	2,378,025
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	525,000	528,161
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,601,273
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2023	175,000	180,059
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2024	320,000	338,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	$375,000	$405,261
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2026	460,000	507,672
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2027	325,000	365,327
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2028	545,000	621,087
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2023	500,000	509,676
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	588,443
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	724,526
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2026	800,000	877,489
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2027	715,000	799,203
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2028	750,000	851,773
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2029	850,000	918,984
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2030	640,000	686,778
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2022	255,000	256,315
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	287,936
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	313,726
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	269,703
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	523,455
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032 (w)	240,000	245,935
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,062,511
Philadelphia, PA, School District, 5%, 9/01/2022	5,790,000	5,805,870
Philadelphia, PA, School District, 5%, 9/01/2023	2,500,000	2,584,547
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,085,510
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,089,751
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	707,089
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	1,370,000	1,525,532
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,098,508
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,567,634
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2024	1,700,000	1,753,805
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2025	1,870,000	1,965,924
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2026	2,000,000	2,203,985
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2027	2,250,000	2,522,102
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2028	2,590,000	2,947,003
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2029	2,750,000	3,165,944
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2030	2,925,000	3,376,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh and Allegheny, PA, Sports and Exhibition Authority Hotel Room Rev., “B”, AGM, 5%, 2/01/2028	$2,050,000	$2,310,006
Pittsburgh and Allegheny, PA, Sports and Exhibition Authority Hotel Room Rev., “B”, AGM, 5%, 2/01/2029	1,325,000	1,508,351
South Wayne County, PA, Water & Sewer Authority Rev., BAM, 2%, 2/15/2023	200,000	200,375
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	544,383
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,312,754
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,077,116
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,124,067
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,645,946
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	823,366
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	773,458
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	750,000	794,316
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026	1,130,000	1,214,722
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027	1,170,000	1,274,389
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028	1,100,000	1,200,610
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2023	280,000	281,216
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	443,911
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	631,379
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	151,147
		$301,086,299
Puerto Rico - 1.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,650,000	$1,651,131
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NPFG, 5.25%, 7/01/2024	740,000	750,378
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	1,521,000	1,706,749
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	334,024
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,389,247
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,908,371
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2023	435,000	437,968
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	110,261
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	115,272
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2023	370,000	370,877
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2024	1,845,000	1,849,372
Puerto Rico Electric Power Authority Rev., “SS”, NPFG, 5%, 7/01/2023	860,000	862,038
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	531,256
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,059
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,094,096
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,333,270
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	199,078
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	460,000	470,993
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	136,839
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	209,394
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	605,663
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	11,858,685
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	16,249,000	11,368,473
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	245,581
		$41,564,075
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,344,819
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2022	385,000	388,334
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2023	400,000	416,490
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	459,376

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2025	$450,000	$491,304
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2026	470,000	523,852
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	245,000	278,073
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2026	300,000	336,325
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2027	435,000	497,011
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 4/01/2028	475,000	545,429
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, Taxable, “76-T”, 0.96%, 4/01/2023	200,000	196,745
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	648,481
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	969,335
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,455,000	5,554,686
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	555,731
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,082,050
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,050,358
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	897,101
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,134,143
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	698,796
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	810,941
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,080,802
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,250,700
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,402,119
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,350,622
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,424,828
		$31,388,451
South Carolina - 1.1%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$3,122,735
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,575,897
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,357,480
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	965,457
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,091,096
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2026	715,000	784,127
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2026	420,000	465,464
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2027	730,000	815,537
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	315,000	355,175
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2028	550,000	623,307
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2028	610,000	695,536
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2029	300,000	343,252
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2029	535,000	615,996
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2030	305,000	351,457
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.067%, 12/01/2022	2,515,000	2,509,599
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.208%, 12/01/2023	3,205,000	3,133,206
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,821,096
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,512,580
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,068,284
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,641,342
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	1,864,167
		$37,712,790
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.706%, 6/01/2023	$4,250,000	$4,159,206
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	3,425,000	3,267,014
		$7,426,220

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 1.8%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	$545,000	$550,351
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,318,231
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	867,112
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	783,999
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,491,597
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	289,567
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	541,600
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	525,826
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,561,457
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	7,750,000	8,410,078
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2023	750,000	769,765
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	892,709
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2025	2,750,000	2,949,988
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	191,186
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,796,119
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,200,983
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,681,807
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049	18,380,000	18,864,230
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,462,854
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2026	1,290,000	1,414,271
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2026	1,795,000	1,990,018
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2027	1,885,000	2,104,190
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2027	1,405,000	1,584,193
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2028	1,930,000	2,187,242
		$60,429,373
Texas - 6.5%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2022	$350,000	$350,427
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2023	325,000	336,212
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	325,000	345,471
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	435,929
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2026	400,000	445,139
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2027	525,000	597,269
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	575,000	562,991
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,907,522
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,216,687
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.331%, 8/15/2022	565,000	564,616
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.461%, 8/15/2023	500,000	485,880
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.76%, 8/15/2024	455,000	432,059
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	672,700
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	290,045
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,089,967
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	750,000	764,346
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,067,527
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,043,307
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	1,009,866
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,083,694
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	874,495
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	775,668
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,463,936
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	542,740
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,579,782
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	45,000	45,011

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.075%, 4/01/2023	$350,000	$344,670
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.305%, 4/01/2024	375,000	359,999
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	236,380
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	351,013
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2023	230,000	234,073
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2025	475,000	511,630
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2027	525,000	590,649
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	1,015,248
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,091,806
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,097,784
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,196,610
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2023	200,000	206,138
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	280,620
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2025	310,000	336,098
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2026	330,000	365,853
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,249,449
Central Texas Regional Mobility Authority, “F”, 5%, 1/01/2025	4,000,000	4,202,367
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2022	595,000	597,874
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2023	250,000	254,136
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	194,544
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2025	170,000	175,225
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 4%, 12/01/2026	175,000	189,205
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., “A”, BAM, 3%, 12/01/2022	460,000	462,176
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2028	275,000	301,746
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2025	800,000	840,740
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2026	800,000	853,574
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	920,809
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	637,421
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,633,602
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	1,095,000	1,095,386
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2023	455,000	468,213
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	527,178
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2026	505,000	553,930
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	525,000	573,689
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	415,000	442,221
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,809,484
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	541,038
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2023	220,000	224,425
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2024	205,000	215,314
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2025	410,000	442,878
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2026	435,000	481,251
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2027	310,000	350,544
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,532,212
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2023	125,000	127,648
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	114,352
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	161,133
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	127,193
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	158,991
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	180,000	193,354
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	215,000	230,950
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	140,000	153,041
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	240,000	262,356
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	145,000	158,671
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	210,000	229,799
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2029	175,000	193,086
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	185,000	203,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Fort Bend County, TX, Independent School District, Variable Rate Unlimited Tax School Building, “B”, 3%, 8/01/2052 (Put Date 8/01/2023)	$4,500,000	$4,541,854
Fort Bend County, TX, Municipal Utility District No. 134B, AGM, 3%, 3/01/2024	585,000	595,999
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2023	400,000	408,234
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2024	680,000	713,992
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2025	715,000	771,208
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), HUD Section 8, 0.47%, 8/01/2025 (Put Date 8/01/2024)	4,935,000	4,703,856
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.459%, 3/01/2023	295,000	290,645
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.723%, 3/01/2024	600,000	576,509
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	756,901
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2026	440,000	485,658
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2027	470,000	530,151
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2028	510,000	584,947
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2029	450,000	523,089
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2030	475,000	559,334
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “B”, 5%, 6/01/2050 (Put Date 12/01/2028)	4,000,000	4,552,667
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2027	6,000,000	6,871,154
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2028	9,000,000	10,435,694
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2023	200,000	202,676
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	272,943
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2026	300,000	311,063
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2023	530,000	530,744
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2024	530,000	530,838
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	530,461
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	528,668
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2023	565,000	568,966
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2024	590,000	599,825
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	418,706
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	510,000	516,866
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	368,767
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	509,055
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	4,708,463
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,076,235
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,284,512
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2022	180,000	180,345
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2023	180,000	184,229
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	265,259
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	243,100
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2026	280,000	299,829
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2029	440,000	477,479
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2030	445,000	484,784
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2031	400,000	436,083
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2022	500,000	501,366
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	568,540
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	609,646
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,216,700
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	265,706
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	541,123
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	379,140
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	138,623
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	162,564
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	249,477
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	307,348
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	205,566
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,148,358

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2023	$1,195,000	$1,225,241
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2024	1,120,000	1,183,418
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2025	1,550,000	1,680,597
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,341,453
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,785,849
North Central, TX, Housing Finance Corp., Multifamily Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	3,013,815
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,032,327
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2028	3,580,000	4,106,169
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2023	565,000	575,220
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2024	250,000	262,289
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	538,042
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2026	375,000	413,212
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2027	350,000	393,604
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	784,930
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	600,000	703,736
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	700,000	815,535
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025) (w)	5,000,000	5,059,078
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,105,366
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,679,750
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,092,378
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,850,275
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	2,079,946
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	634,953
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Housing Rev. (Country Club Village), 4%, 8/01/2026 (Put Date 8/01/2025)	4,375,000	4,561,242
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,129,495
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	905,696
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,716,357
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,365,614
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	3,058,744
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,161,490
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,468,866
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	515,000	537,223
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,766,650
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2023	145,000	149,868
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	143,107
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	151,919
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2026	250,000	276,757
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2029	200,000	229,962
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2030	250,000	289,587
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	4,877,974
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2027	275,000	306,977
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2027	300,000	338,262
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2028	300,000	339,986
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2028	300,000	342,067
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2029	215,000	246,134
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2029	150,000	172,812
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2030	220,000	254,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2030	$225,000	$261,283
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2022	2,500,000	2,522,060
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	2,550,000	2,802,411
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	7,335,000	8,089,057
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	2,115,000	2,336,720
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2023	270,000	276,490
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2024	370,000	387,982
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	528,903
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	424,477
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	107,329
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	379,993
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2022	500,000	502,805
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2023	435,000	448,121
Texas Water Development Board, Water Implementation Rev., 5%, 10/15/2024	1,100,000	1,180,199
Texas Water Development Board, Water Implementation Rev., 5%, 4/15/2026	535,000	596,844
Trinity River, TX, Public Facility Corp., Multi-Family Housing Rev. (Cowan Place Apartments), 0.28%, 10/01/2024	10,000,000	9,658,539
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	408,831
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	607,365
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2026	615,000	634,299
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2027	500,000	516,691
Waco, TX, 5%, 2/01/2027	3,220,000	3,646,323
Wichita County, TX, Wichita Falls Independent School District, Texas PSF, 4%, 2/01/2024	1,000,000	1,035,412
Wichita County, TX, Wichita Falls Independent School District, Texas PSF, 4%, 2/01/2025	700,000	738,520
		$219,251,583
U.S. Virgin Islands - 0.1%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$1,245,000	$1,296,314
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023 (n)	1,500,000	1,542,241
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,575,005
		$4,413,560
Utah - 0.4%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,141,707
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,311,458
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,627,775
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “B-2”, 5%, 5/15/2060 (Put Date 8/01/2026)	5,000,000	5,555,395
		$14,636,335
Vermont - 0.7%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	$525,000	$539,116
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,062,539
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	815,314
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	384,378
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,598,396
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	842,692
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	152,228
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	836,462
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,099,855
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,099,855
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	467,438
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,735,767
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,882,223
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	569,549
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,784,826
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,578,048
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,089,627
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,026,887
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	894,216
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	934,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	$2,100,000	$2,283,422
		$22,677,090
Virginia - 0.8%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$505,000	$460,391
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	775,000	816,927
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	510,933
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,142,083
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	214,241
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3%, 9/01/2038 (Put Date 5/01/2023)	4,350,000	4,357,237
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 6/01/2023)	545,000	546,604
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,227,105
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	98,779
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2023	225,000	230,227
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	313,330
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	371,744
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	430,402
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	505,000	505,065
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,137,939
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	754,300
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2023	425,000	429,402
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	517,841
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,569,737
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,472,101
		$25,106,388
Washington - 1.5%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	$1,500,000	$1,545,066
Everett, WA, Housing Authority Multi-Family Rev. (Baker Heights Legacy), 0.3%, 9/01/2024 (Put Date 9/01/2023)	4,000,000	3,907,019
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	1,410,000	1,417,944
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,131,228
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2022	3,330,000	3,330,000
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2023	4,025,000	4,136,248
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	142,941
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,478,813
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,944,269
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2024	3,600,000	3,784,299
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2025	1,825,000	1,959,434
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,533,952
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,866,152
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,263,319
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,940,835
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,935,243
		$51,316,762
West Virginia - 0.6%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, 3%, 8/01/2022	$250,000	$250,000
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2023	400,000	404,910
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	200,000	205,870
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,501,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	$4,000,000	$3,949,282
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,717,632
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,139,016
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	985,000	991,441
		$19,159,484
Wisconsin - 1.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$223,318
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	296,862
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	430,872
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	877,959
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	841,671
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	843,798
Wisconsin Health & Educational Facilities Authority Rev. (Advocate Aurora Health Credit Group), “C-1”, 5%, 8/15/2054 (Put Date 7/29/2026)	4,000,000	4,419,514
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2022	975,000	980,330
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	468,450
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,402,464
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2023	125,000	125,393
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2024	160,000	161,266
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	212,308
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	348,061
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	361,872
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	372,825
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	385,211
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,409,565
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	865,000	885,947
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2025 (Prerefunded 9/15/2023)	500,000	512,108
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2026 (Prerefunded 9/15/2023)	685,000	701,588
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “B-2”, 3%, 9/15/2022	110,000	109,980
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	855,000	787,358
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	409,962
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	420,199
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	455,003
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	359,903
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	499,583
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	812,453
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	1,013,578
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 0.813%, 2/01/2023	920,000	906,764
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	1,315,000	1,263,239
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.755%, 2/01/2026	1,710,000	1,578,642
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	3,735,000	3,440,829
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	203,782
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	258,653
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	328,501
		$35,109,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - 0.2%
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2023	$250,000	$254,163
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	250,000	258,848
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2025	280,000	294,601
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2026	400,000	425,701
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2027	185,000	199,445
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2022	815,000	824,148
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2023	1,200,000	1,231,900
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2023	635,000	661,362
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2024	680,000	715,971
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	690,000	734,675
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	747,227
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	412,482
		$6,760,523
Total Municipal Bonds		$3,291,857,873
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$3,994,729
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,085,093
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,054,000	764,056
Total Bonds		$10,843,878
Investment Companies (h) - 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.72% (v)	49,420,017	$49,420,017

Other Assets, Less Liabilities - 0.4%		14,795,186
Net Assets - 100.0%		$3,366,916,954
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $49,420,017 and $3,302,701,751, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,651,547, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,291,857,873	$—	$3,291,857,873
U.S. Corporate Bonds	—	10,843,878	—	10,843,878
Mutual Funds	49,420,017	—	—	49,420,017
Total	$49,420,017	$3,302,701,751	$—	$3,352,121,768
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$50,123,210	$255,674,326	$256,368,461	$(9,922)	$864	$49,420,017
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$186,555	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.